UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Soroban Capital Partners LLC

Address: 444 Madison Avenue
         12th Floor
         New York, NY 10022

13F File Number: 028-14747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Niditch
Title:  Legal Counsel
Phone:  212-314-1300


Signature, Place and Date of Signing:

/s/ Steven Niditch                  New York, NY             August 14, 2012
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]


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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       28

Form 13F Information Table Value Total:        $1,962,051
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name

(1) 028-14748                   Soroban Master Fund LP
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

                                                     FORM 13F INFORMATION TABLE


COL 1                         COL 2             COL 3      COL 4          COL 5             COL 6           COL 7      COL 8

                              TITLE                        VALUE     SHRS OR     SH/ PUT/   INVESTMENT      OTHER  VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)  PRN AMT     PRN CALL   DISCRETION      MGRS  SOLE   SHARED NONE
--------------                ---------         ------     --------- --------    --- ----  -----------     ----- -----   ------ ----
AUTODESK INC                  COM               052769106   87,660    2,505,300  SH         SHARED-DEFINED  1      2,505,300
CBS CORP NEW                  CL B              124857202  109,452    3,339,000  SH         SHARED-DEFINED  1      3,339,000
CHENIERE ENERGY INC           COM NEW           16411R208   72,292    4,904,494  SH         SHARED-DEFINED  1      4,904,494
CHENIERE ENERGY INC           COM NEW           16411R208   42,746    2,900,000      CALL   SHARED-DEFINED  1      2,900,000
CHESAPEAKE ENERGY CORP        COM               165167107   94,665    5,089,500      CALL   SHARED-DEFINED  1      5,089,500
CME GROUP INC                 COM               12572Q105    2,681       50,000      CALL   SHARED-DEFINED  1         50,000
COCA COLA ENTERPRISES INC NE  COM               19122T109  106,846    3,810,500  SH         SHARED-DEFINED  1      3,810,500
E M C CORP MASS               COM               268648102   27,219    1,062,000  SH         SHARED-DEFINED  1      1,062,000
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN    29273R109   22,117      500,500      CALL   SHARED-DEFINED  1        500,500
GOOGLE INC                    CL A              38259P508  131,502      226,700  SH         SHARED-DEFINED  1        226,700
GOOGLE INC                    CL A              38259P508  111,373      192,000      CALL   SHARED-DEFINED  1        192,000
HANESBRANDS INC               COM               410345102   38,240    1,379,000  SH         SHARED-DEFINED  1      1,379,000
HILLSHIRE BRANDS CO           COM               432589109    7,027      242,377  SH         SHARED-DEFINED  1        242,377
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119   25,434   11,774,812  SH         SHARED-DEFINED  1     11,774,812
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100   91,598    2,274,600  SH         SHARED-DEFINED  1      2,274,600
NATIONAL FUEL GAS CO N J      COM               636180101   93,960    2,000,000  SH         SHARED-DEFINED  1      2,000,000
NEWELL RUBBERMAID INC         COM               651229106  184,836   10,189,421  SH         SHARED-DEFINED  1     10,189,421
NIELSEN HOLDINGS N V          COM               N63218106  128,428    4,898,083  SH         SHARED-DEFINED  1      4,898,083
PHILLIPS 66                   COM               718546104   90,380    2,719,000  SH         SHARED-DEFINED  1      2,719,000
PHILLIPS 66                   COM               718546104   21,573      649,000      CALL   SHARED-DEFINED  1        649,000
SEMGROUP CORP                 CL A              81663A105  111,042    3,477,669  SH         SHARED-DEFINED  1      3,477,669
SPECTRA ENERGY CORP           COM               847560109   22,228      764,900      CALL   SHARED-DEFINED  1        764,900
UNITED TECHNOLOGIES CORP      COM               913017109   18,883      250,000      CALL   SHARED-DEFINED  1        250,000
WARNACO GROUP INC             COM NEW           934390402   51,181    1,202,000  SH         SHARED-DEFINED  1      1,202,000
WESTLAKE CHEM CORP            COM               960413102   78,390    1,500,000  SH         SHARED-DEFINED  1      1,500,000
WILLIAMS COS INC DEL          COM               969457100   88,708    3,078,000  SH         SHARED-DEFINED  1      3,078,000
WILLIAMS COS INC DEL          COM               969457100   51,478    1,786,200      CALL   SHARED-DEFINED  1      1,786,200
WILLIAMS SONOMA INC           COM               969904101   50,112    1,433,000  SH         SHARED-DEFINED  1      1,433,000

